Financing receivables	12 Months Ended
Mar. 31, 2012
Financing receivables

20. Financing receivables:

DOCOMO has financing receivables including installment receivables and credit card receivables. Installment receivables arise from providing funds for the subscribers’ handset purchase from agent resellers. Credit card receivables arise from usage of credit services by the customers. These receivables generally do not bear interest.

DOCOMO appropriately extends credit to customers upon these transactions and manages credit risks. When entering into installment payment or credit card contracts, DOCOMO performs credit check and manages the credit exposure thereafter by monitoring payment delays. The amounts per transaction for handset purchases and credit card usage are generally low and the billing cycle is also short, generally one month. Therefore, DOCOMO is able to maintain accurate past due information on a timely basis. Most of its customers utilize automated payment system to make cash payments, which mitigates the risk of uncollected receivables significantly. Despite a downturn in the economy in recent years, historical losses have not been significant. Due to the nature of the business and its effective credit control system, DOCOMO believes that a credit risk in its business is low.

Allowance for doubtful accounts is computed based on historical bad debt experience and the estimated uncollectible amount based on the analysis of certain individual accounts, including claims in bankruptcy. When it is determined that there is little possibility of collection based on the debtor’s solvency, such receivables are written off. Since DOCOMO appropriately extends credits, manages credit risks and writes off uncollectible receivables, the amount of past due receivables is not significant.

Financing receivables and related allowance for doubtful accounts as of March 31, 2011 and 2012 were as follows:

	Millions of yen
	2011
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Ending balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Ending balance: collectively evaluated for impairment	4,504	3,085	43	7,632
Ending balance: individually evaluated for impairment	—	—	188	188
Financing receivables:
Ending balance at March 31, 2011	¥303,124	¥160,446	¥7,463	¥471,033

Ending balance: collectively evaluated for impairment	303,124	160,446	7,275	470,845
Ending balance: individually evaluated for impairment	—	—	188	188

	Millions of yen
	2012
	Installment receivables	Credit card receivables	Other	Total
Allowance for doubtful accounts:
Beginning balance at March 31, 2011	¥4,504	¥3,085	¥231	¥7,820

Provision	4,719	2,399	195	7,313
Charge-offs	(3,116)	(2,157)	(30)	(5,303)
Ending balance at March 31, 2012	¥6,107	¥3,327	¥396	¥9,830

Ending balance: collectively evaluated for impairment	6,107	3,327	37	9,471
Ending balance: individually evaluated for impairment	—	—	359	359
Financing receivables:
Ending balance at March 31, 2012	¥316,385	¥189,163	¥9,056	¥514,604

Ending balance: collectively evaluated for impairment	316,385	189,163	8,563	514,111
Ending balance: individually evaluated for impairment	—	—	493	493